PUBLIC OFFERING (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share)	$ 10.00	$ 10.00
IPO [Member]
Public Offering (Details) [Line Items]
Number of sale units		13,800,000
Sale of stock, description	Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).	Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Number of sale units		1,800,000